Consolidated Statements of Changes in Stockholders Equity (Deficiency) (Unaudited) - USD ($)	Series A Preferred Stock	Series C Preferred Stock	Series D Preferred Stock	Series E Preferred Stock	Common Stock	Common Stock To Be Issued To Escrow Agent [Member]	Additional Paid-In Capital	Noncontrolling Interests In Subsidiaries And Variable Interest Entity	Accumulated Deficit	Total
Beginning balance, Shares at Dec. 31, 2016	1	1,000	10		3,259,162
Beginning balance, Amount at Dec. 31, 2016	$ 1	$ 1			$ 3,259		$ 12,178,951	$ (198,441)	$ (21,042,207)	$ (9,058,436)
Issuance of common shares in satisfaction of convertible notes payable and accrued interest, Shares					124,295
Issuance of common shares in satisfaction of convertible notes payable and accrued interest, Amount					$ 124		1,806,309			1,806,433
Common stock to be issued to Escrow Agent pursuant to Settlement Agreements dated March 28,2017 and May 5, 2017 in satisfaction of convertible notes payable and accrued interest, Shares						62,452,000
Common stock to be issued to Escrow Agent pursuant to Settlement Agreements dated March 28,2017 and May 5, 2017 in satisfaction of convertible notes payable and accrued interest, Amount						$ 2,452	1,096,642			1,099,094
Common stock issued to Escrow Agent, Shares					538,110	(538,110)
Common stock issued to Escrow Agent, Amount					$ 538	$ (538)
Issuance of common shares for marketing services, Shares					16,000
Issuance of common shares for marketing services, Amount					$ 16		42,784			42,800
Sale of common shares and warrants ($300,000 gross proceeds less $200,000 attributable to fair value of warrants credited to derivative liability), Shares					480,000
Sale of common shares and warrants ($300,000 gross proceeds less $200,000 attributable to fair value of warrants credited to derivative liability), Amount					$ 480		635,520			636,000
Net income attributable to noncontrolling interests in subsidiaries and variable interest entity								276,505		276,505
Net loss									3,966,378	3,966,378
Ending balance, Shares at Dec. 31, 2017	1	1,000	10		4,417,567	1,913,890
Ending balance, Amount at Dec. 31, 2017	$ 1	$ 1			$ 4,417	$ 1,914	$ 15,760,206	$ 78,064	$ (17,075,829)	$ (1,231,226)
Common stock issued to Escrow Agent, Shares					446,240	(446,240)
Common stock issued to Escrow Agent, Amount					$ 446	$ (446)
Net loss								(347,747)	349,602	1,855
Ending balance, Shares at Mar. 31, 2018	1	1,000	10		4,863,807	1,467,650
Ending balance, Amount at Mar. 31, 2018	$ 1	$ 1			$ 4,863	$ 1,468	15,760,206	(269,683)	16,726,227	(1,229,371)
Beginning balance, Shares at Dec. 31, 2017	1	1,000	10		4,417,567	1,913,890
Beginning balance, Amount at Dec. 31, 2017	$ 1	$ 1			$ 4,417	$ 1,914	15,760,206	78,064	(17,075,829)	(1,231,226)
Net income attributable to noncontrolling interests in subsidiaries and variable interest entity										(439,099)
Net loss										(339,058)
Ending balance, Shares at Jun. 30, 2018	1	1,000	10	2,400,000	5,317,254	534,203
Ending balance, Amount at Jun. 30, 2018	$ 1	$ 1		$ 2,400	$ 5,317	$ 534	16,081,536	(361,035)	(17,414,887)	(1,686,133)
Beginning balance, Shares at Dec. 31, 2017	1	1,000	10		4,417,567	1,913,890
Beginning balance, Amount at Dec. 31, 2017	$ 1	$ 1			$ 4,417	$ 1,914	15,760,206	78,064	(17,075,829)	(1,231,226)
Common stock issued to Escrow Agent, Shares					1,379,688	(1,379,687)
Common stock issued to Escrow Agent, Amount					$ 1,380	$ (1,380)
Series E Preferred Stock and warrants sold to four investors, Shares				1,200,000
Series E Preferred Stock and warrants sold to four investors, Amount				$ 1,200			298,800			300,000
Warrants issued to Paul Rachmuth							250,000			250,000
Series E Preferred Stock issued in exchange for common stock pursuant to Share Exchange Agreement dated May 21, 2018, Shares				1,200,000	(480,000)
Series E Preferred Stock issued in exchange for common stock pursuant to Share Exchange Agreement dated May 21, 2018, Amount				$ 1,200	$ (480)		(720)
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, Shares				2,125,000
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, Amount				$ 2,125			529,125			531,250
Issuance of Series E Preferred Stock in satisfaction of convertible notes payable and accrued interest, Shares				2,077,994
Issuance of Series E Preferred Stock in satisfaction of convertible notes payable and accrued interest, Amount				$ 2,078			1,056,233			1,058,311
Issuance of common stock in satisfaction of convertible notes payable and accrued interest, Shares					122,510
Issuance of common stock in satisfaction of convertible notes payable and accrued interest, Amount					$ 123		881,544			881,667
Net income attributable to noncontrolling interests in subsidiaries and variable interest entity								(693,364)		(693,364)
Warrants issued to law firm for services							23,250			23,250
Net loss									(4,157,254)	(4,157,254)
Ending balance, Shares at Dec. 31, 2018	1	1,000	10	6,602,994	5,439,765	534,203
Ending balance, Amount at Dec. 31, 2018	$ 1	$ 1		$ 6,603	$ 5,440	$ 534	18,798,438	(615,300)	(21,233,083)	(3,037,366)
Beginning balance, Shares at Mar. 31, 2018	1	1,000	10		4,863,807	1,467,650
Beginning balance, Amount at Mar. 31, 2018	$ 1	$ 1			$ 4,863	$ 1,468	$ 15,760,206	$ (269,683)	$ 16,726,227	$ (1,229,371)
Common stock issued to Escrow Agent, Shares					933,447	(933,447)
Common stock issued to Escrow Agent, Amount					$ 934	$ (934)
Sales of Series E Preferred Stock and warrants, Shares				1,200,000
Sales of Series E Preferred Stock and warrants, Amount				$ 1,200			298,800
Share Exchange Agreement dated May 21, 2018, Shares				1,200,000	(480,000)
Share Exchange Agreement dated May 21, 2018, Amount				$ 1,200	$ (480)		(720)
Warrants issued to law firm for services							23,250			23,250
Net loss								(91,352)	(688,660)	(588,328)
Ending balance, Shares at Jun. 30, 2018	1	1,000	10	2,400,000	5,317,254	534,203
Ending balance, Amount at Jun. 30, 2018	$ 1	$ 1		$ 2,400	$ 5,317	$ 534	16,081,536	(361,035)	(17,414,887)	(1,686,133)
Beginning balance, Shares at Dec. 31, 2018	1	1,000	10	6,602,994	5,439,765	534,203
Beginning balance, Amount at Dec. 31, 2018	$ 1	$ 1		$ 6,603	$ 5,440	$ 534	18,798,438	(615,300)	(21,233,083)	(3,037,366)
Balance, Shares	1	1,000	10	6,602,994	5,440,312	534,203
Balance, Amount	$ 1	$ 1		$ 6,603	$ 5,440	$ 534	18,798,438	(615,300)	(18,972,044)	(776,327)
Common stock issued to Escrow Agent, Shares					534,203	(534,203)
Common stock issued to Escrow Agent, Amount					$ 534	$ (534)
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, Shares				1,362,520
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, Amount				$ 1,363			339,267			340,630
Issuance of common stock in connection with Settlement and Release Agreement dated Febuary 7, 2019, Shares					120,000
Issuance of common stock in connection with Settlement and Release Agreement dated Febuary 7, 2019, Amount					$ 120		91,080			91,200
Issuance of common stock in connection with Business Development Agreement dated March 15, 2019, Shares					150,000
Issuance of common stock in connection with Business Development Agreement dated March 15, 2019, Amount					$ 150		199,350			199,500
Issuance of common stock in exchange for the surrender of Series C Preferred Stock on March 27, 2019, Shares		(1,000)			1,000,000
Issuance of common stock in exchange for the surrender of Series C Preferred Stock on March 27, 2019, Amount		$ (1)			$ 1,000		(999)
Issuance of common stock in exchange for the surrender of Series D Preferred Stock on March 27, 2019, Shares			(10)		1,000,000
Issuance of common stock in exchange for the surrender of Series D Preferred Stock on March 27, 2019, Amount					$ 1,000		(1,000)
Adjustment							1		258	257
Net loss								(309,697)	(672,667)	(982,364)
Ending balance, Shares at Mar. 31, 2019	1			7,965,514	8,244,515
Ending balance, Amount at Mar. 31, 2019	$ 1			$ 7,966	$ 8,244		19,426,135	(924,997)	(19,644,453)	(1,127,104)
Beginning balance, Shares at Dec. 31, 2018	1	1,000	10	6,602,994	5,439,765	534,203
Beginning balance, Amount at Dec. 31, 2018	$ 1	$ 1		$ 6,603	$ 5,440	$ 534	18,798,438	(615,300)	(21,233,083)	(3,037,366)
Net income attributable to noncontrolling interests in subsidiaries and variable interest entity										(400,093)
Net loss										(1,361,774)
Ending balance, Shares at Jun. 30, 2019	1			7,167,116	12,093,874
Ending balance, Amount at Jun. 30, 2019	$ 1			$ 7,167	$ 12,094		21,634,034	(1,015,393)	(20,333,818)	304,085
Beginning balance, Shares at Mar. 31, 2019	1			7,965,514	8,244,515
Beginning balance, Amount at Mar. 31, 2019	$ 1			$ 7,966	$ 8,244		19,426,135	(924,997)	(19,644,453)	(1,127,104)
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, Shares				675,000
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, Amount				$ 675			168,075			168,750
Adjustment									(258)	(258)
Issuance of common stock in exchange for Series E Preferred Stock on April 23, 2019 and May 17, 2019, Shares				(1,473,398)	589,359
Issuance of common stock in exchange for Series E Preferred Stock on April 23, 2019 and May 17, 2019, Amount				$ (1,473)	$ 589		884
Exercise of warrants at $0.32 per share pursuant to Warrant Exercise Agreements dated May 9, 2019, Shares					960,000
Exercise of warrants at $0.32 per share pursuant to Warrant Exercise Agreements dated May 9, 2019, Amount					$ 960		306,240			307,200
Issuance of common stock in connection with Share Exchange Agreement dated April 17, 2019, Shares					2,000,000
Issuance of common stock in connection with Share Exchange Agreement dated April 17, 2019, Amount					$ 2,000		1,248,000			1,250,000
Issuance of common stock in connection with Consulting Agreement dated April 15, 2019, Shares					50,000
Issuance of common stock in connection with Consulting Agreement dated April 15, 2019, Amount					$ 50		94,950			95,000
Issuance of common stock in connection with Consulting Agreement dated May 23, 2019, Shares					250,000
Issuance of common stock in connection with Consulting Agreement dated May 23, 2019, Amount					$ 250		389,750			390,000
Net loss								(90,396)	(689,107)	(689,107)
Ending balance, Shares at Jun. 30, 2019	1			7,167,116	12,093,874
Ending balance, Amount at Jun. 30, 2019	$ 1			$ 7,167	$ 12,094		$ 21,634,034	$ (1,015,393)	$ (20,333,818)	$ 304,085